Intangible Assets, Net (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
2018 [Member]
Amortization expense related to customer contracts		$ 277,000
Customer Relationships [Member]
Customer relationships, acquired value	$ 4,158,000		$ 4,158,000
Remaining amortization period		13 years 6 months
Computer Software [Member]
Customer relationships, acquired value		$ 29,401	$ 80,044
Remaining amortization period		1 year